Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,299,658	$ 199,181	¥ 983,004
Restricted cash	797	122	2,638
Short-term investments	360,803	55,295	1,369,118
Accounts receivable, net	225,586	34,573	469,276
Prepayments and other current assets	835,694	128,076	936,109
Due from related parties	224,323	34,379	233,255
Total current assets	2,946,861	451,626	3,993,400
Property and equipment, net	101,984	15,630	103,397
Operating lease right-of-use assets	17,729	2,717	183,563
Intangible assets, net	12,575	1,927	44,476
Long-term investments	2,409,726	369,307	2,516,724
Other non-current assets	105,479	16,165	112,700
Deferred tax assets	15,607	2,392	31,951
Total non-current assets	2,666,622	408,678	3,018,344
Total assets	5,613,483	860,304	7,011,744
Accounts payable	105,832	16,219	87,524
Accrued expenses and other current liabilities	1,390,042	213,034	1,504,728
Due to related parties	48,938	7,500	92,210
Income tax payable	27,505	4,215	60,657
Total current liabilities	1,572,317	240,968	1,745,119
Deferred tax liabilities	60,502	9,272	82,847
Other non-current liabilities	192,272	29,467	189,231
Total non-current liabilities	252,774	38,739	272,078
Total liabilities	1,825,091	279,707	2,017,197
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	28,060	4,300	42,809
Restricted cash	144	22	476
Short-term investments	15	2	4,000
Accounts receivable, net	19,449	2,981	107,199
Prepayments and other current assets	72,422	11,099	74,384
Due from related parties	744,930	114,166	624,600
Total current assets	865,020	132,570	853,468
Property and equipment, net	2,616	401	9,393
Operating lease right-of-use assets	20	3	37,141
Intangible assets, net	3,000	460	6,616
Long-term investments	296,801	45,487	214,340
Other non-current assets	667	102	3,384
Deferred tax assets	17,124	2,624	9,474
Total non-current assets	320,228	49,077	280,348
Total assets	1,185,248	181,647	1,133,816
Accounts payable	8,536	1,308	10,642
Accrued expenses and other current liabilities	110,065	16,868	100,015
Due to related parties	948,241	145,324	907,481
Income tax payable	1,791	274	1,587
Total current liabilities	1,068,633	163,774	1,019,725
Deferred tax liabilities	16,913	2,592	3,749
Other non-current liabilities	5,228	801	32,037
Total non-current liabilities	22,141	3,393	35,786
Total liabilities	¥ 1,090,774	$ 167,167	¥ 1,055,511